Financial instruments by category	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial instruments by category
Financial instruments by category

The Group classified its financial assets in the following categories:

(a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorized as held for trading unless they are designated as hedges. For all years presented, the Group’s financial assets at fair value through profit or loss comprise mainly derivative financial instruments.

(b) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables comprise “trade and other receivables” and “cash and cash equivalents” in the statement of financial position.

The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2017
Assets as per statement of financial position
Trade and other receivables	68,869	—	68,869	103,345	172,214
Derivative financial instruments	—	4,483	4,483	—	4,483
Cash and cash equivalents	269,195	—	269,195	—	269,195
Total	338,064	4,483	342,547	103,345	445,892

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	86,066	86,066	13,184	99,250
Borrowings (excluding finance lease liabilities)(i)	—	817,853	817,853	—	817,853
Finance leases	—	105	105	—	105
Derivative financial instruments (i)	552	—	552	—	552
Total	552	904,024	904,576	13,184	917,760

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Loans and receivables	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2016
Assets as per statement of financial position
Trade and other receivables	79,964	—	79,964	94,976	174,940
Derivative financial instruments	—	3,398	3,398	—	3,398
Cash and cash equivalents	158,568	—	158,568	—	158,568
Total	238,532	3,398	241,930	94,976	336,906

	Liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	81,142	81,142	12,443	93,585
Borrowings (excluding finance lease liabilities) (i)	—	635,215	635,215	—	635,215
Finance leases	—	181	181	—	181
Derivative financial instruments (i)	7,068	—	7,068	—	7,068
Total	7,068	716,538	723,606	12,443	736,049

(i)    Effective July 1, 2013,the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in US dollars using a portion of its borrowings denominated in US dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Liabilities carried at amortized cost also included liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17. The categories disclosed are determined by reference to IAS 39. Finance leases are excluded from the scope of IFRS 7. Therefore, finance leases have been shown separately.

Because of the short maturities of most trade accounts receivable and payable, other receivables and liabilities, and cash and cash equivalents, their carrying amounts at the closing date do not differ significantly from their respective fair values. The fair value of long-term borrowings is disclosed in Note 26.

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Loans and receivables	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2017
Interest income (i)	11,230	—	—	11,230
Interest expense (i)	(41,968)	—	(10,340)	(52,308)
Foreign exchange gains/ (losses) (i)	(15,634)	(9,402)	(13,672)	(38,708)
Gain from derivative financial instruments(ii)	—	38,679	—	38,679
Net result	(46,372)	29,277	(24,012)	(41,107)

	Loans and receivables	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2016
Interest income (i)	7,671	—	—	7,671
Interest expense (i)	(39,533)	—	(8,665)	(48,198)
Foreign exchange gains/ (losses) (i)	4,737	(12,288)	(11,511)	(19,062)
Loss from derivative financial instruments(ii)	—	(21,745)	—	(21,745)
Net result	(27,125)	(34,033)	(20,176)	(81,334)

(i)	Included in “Financial Results, net” in the statement of income.

(ii)	Included in “Other operating income, net” and “Financial Results, net” in the statement of income.

Determining fair values

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels. The allocation reflects which of the fair values derive from transactions in the market and where valuation is based on models because market transactions are lacking. The level in the fair value hierarchy is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2017 and 2016, the financial instruments recognized at fair value on the statement of financial position comprise derivative financial instruments.

In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets that the Group can refer to at the date of the statement of financial position. The financial instruments the Group has allocated to this level mainly comprise crop futures and options traded on the stock market.

Derivatives not traded on the stock market allocated to Level 2 are valued using models based on observable market data. The financial instruments the Group has allocated to this level mainly comprise interest-rate swaps and foreign-currency interest-rate swaps.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The Group does not have financial instruments allocated to this level for any of the years presented.

The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2017 and 2016 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2017	4,463	20	4,483
Derivative financial instruments	2016	2,789	609	3,398

Liabilities
Derivative financial instruments	2017	(498)	(54)	(552)
Derivative financial instruments	2016	(1,196)	(5,872)	(7,068)

There were no transfers within level 1 and 2 during the years ended December 31, 2017 and 2016.

When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	3,911

Options	Quoted price	—	—	1	54

Foreign-currency interest-rate swaps	Theoretical price	Swap curve; Money market interest-rate curve; Foreign-exchange curve.	Present value method	2	(34)
					3,931